Information by business segment and by geographic area (Tables)	12 Months Ended
Dec. 31, 2018
Information by business segment and by geographic area
Schedule of adjusted EBITDA

	Year ended December 31, 2018
		Cost of goods	Selling,			Dividends received
		sold and	administrative and		Pre operating	and interest from
	Net operating	services	other operating	Research and	and operational	associates and joint	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	ventures	EBITDA
Ferrous minerals
Iron ore	20,354	(9,048)	(76)	(110)	(115)	28	11,033
Iron ore Pellets	6,651	(3,393)	(11)	(26)	(19)	154	3,356
Ferroalloys and manganese	454	(290)	(3)	(1)	—	—	160
Other ferrous products and services	474	(313)	(4)	(1)	(1)	7	162
	27,933	(13,044)	(94)	(138)	(135)	189	14,711

Coal	1,643	(1,575)	(9)	(21)	—	143	181

Base metals
Nickel and other products	4,610	(3,060)	(47)	(39)	(33)	—	1,431
Copper	2,093	(960)	(4)	(18)	—	—	1,111
	6,703	(4,020)	(51)	(57)	(33)	—	2,542

Others	296	(263)	(752)	(157)	(21)	56	(841)
Total of continuing operations	36,575	(18,902)	(906)	(373)	(189)	388	16,593

Discontinued operations (Fertilizers)	121	(120)	(4)	—	—	—	(3)
Total	36,696	(19,022)	(910)	(373)	(189)	388	16,590

	Year ended December 31, 2017
		Cost of goods	Selling,			Dividends received
		sold and	administrative and		Pre operating	and interest from
	Net operating	services	other operating	Research and	and operational	associates and joint	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	ventures	EBITDA
Ferrous minerals
Iron ore	18,524	(7,950)	11	(88)	(181)	30	10,346
Iron ore Pellets	5,653	(2,876)	(9)	(19)	(7)	81	2,823
Ferroalloys and manganese	469	(278)	(8)	—	(4)	—	179
Other ferrous products and services	483	(306)	11	(2)	—	19	205
	25,129	(11,410)	5	(109)	(192)	130	13,553
Coal	1,567	(1,354)	(12)	(14)	(4)	179	362
Base metals
Nickel and other products	4,667	(3,437)	(47)	(49)	(75)	—	1,059
Copper	2,204	(979)	(15)	(13)	—	—	1,197
	6,871	(4,416)	(62)	(62)	(75)	—	2,256
Others	400	(375)	(791)	(155)	(9)	97	(833)
Total of continuing operations	33,967	(17,555)	(860)	(340)	(280)	406	15,338
Discontinued operations (Fertilizers)	1,746	(1,606)	(102)	(12)	(25)	3	4
Total	35,713	(19,161)	(962)	(352)	(305)	409	15,342

	Year ended December 31, 2016
		Cost of goods	Selling,			Dividends received
		sold and	administrative and	Research	Pre operating	and interest from
	Net operating	services	other operating	Research and	and operational	associates and joint	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	ventures	EBITDA
Ferrous minerals
Iron ore	15,784	(6,622)	(248)	(91)	(150)	10	8,683
Iron ore Pellets	3,827	(2,002)	(35)	(13)	(22)	103	1,858
Ferroalloys and manganese	302	(231)	(1)	—	(11)	—	59
Other ferrous products and services	438	(269)	(4)	(2)	(4)	—	159
	20,351	(9,124)	(288)	(106)	(187)	113	10,759
Coal	839	(872)	63	(15)	(41)	—	(26)
Base metals
Nickel and other products	4,472	(3,204)	1	(78)	(114)	4	1,081
Copper	1,667	(924)	(16)	(5)	—	—	722
Other base metals products	—	—	150	—	—	—	150
	6,139	(4,128)	135	(83)	(114)	4	1,953
Others	159	(259)	(573)	(116)	(1)	76	(714)
Total of continuing operations	27,488	(14,383)	(663)	(320)	(343)	193	11,972
Discontinued operations (Fertilizers)	1,875	(1,545)	(87)	(22)	(16)	4	209
Total	29,363	(15,928)	(750)	(342)	(359)	197	12,181

Adjusted EBITDA is reconciled to net income (loss) as follows:

From continuing operations

	Year ended December 31
	2018	2017	2016
Net income from continuing operations	6,988	6,334	5,203
Depreciation, depletion and amortization	3,351	3,708	3,487
Income taxes	(172)	1,495	2,781
Financial results,net	4,957	3,019	(1,843)
Equity results and other results in associates and joint ventures, net of dividends received	570	488	1,104
Special events (note 4b)	899	294	1,240
Adjusted EBITDA from continuing operations	16,593	15,338	11,972

From discontinued operations

	Year ended December 31
	2018	2017	2016
Loss from discontinued operations	(92)	(813)	(1,227)
Depreciation, depletion and amortization	—	1	347
Income taxes	(40)	(102)	(630)
Financial results, net	5	28	(20)
Equity results in associates and joint ventures, net of dividends received	—	5	1
Impairment of non-current assets	124	885	1,738
Adjusted EBITDA from discontinued operations	(3)	4	209

Schedule of special events

	Year ended December 31
	2018	2017	2016
Result in disposal of assets (note 19)	(322)	(481)	(66)
Nacala Logistic Corridor (note 16)	—	458	—
Impairment and onerous contracts (note 20)	(577)	(271)	(1,174)
Total	(899)	(294)	(1,240)

Asset by segment

	December 31, 2018			December 31, 2017
		Investments in	Property, plant		Investments in	Property, plant
	Product	associates and	and equipment		associates and	and equipment
	inventory	joint ventures	and intangible (i)	Product inventory	joint ventures	and intangible (i)
Ferrous minerals	2,210	1,814	31,377	1,770	1,922	36,103
Coal	119	317	1,589	82	317	1,719
Base metals	1,147	14	21,295	1,009	13	23,603
Others	11	1,080	2,086	6	1,316	1,946
Total	3,487	3,225	56,347	2,867	3,568	63,371

	Year ended December 31
	2018			2017			2016
	Capital expenditures (ii)			Capital expenditures (ii)			Capital expenditures (ii)
			Depreciation,			Depreciation,			Depreciation,
	Sustaining	Project	depletion and	Sustaining	Project	depletion and	Sustaining	Project	depletion and
	capital	execution	amortization	capital	execution	amortization	capital	execution	amortization
Ferrous minerals	1,569	823	1,672	1,194	1,485	1,709	891	2,355	1,533
Coal	132	24	252	73	45	296	149	463	185
Base metals	1,189	34	1,351	960	50	1,590	1,045	12	1,636
Others	6	7	76	4	20	113	3	33	133
Total	2,896	888	3,351	2,231	1,600	3,708	2,088	2,863	3,487

(i)   Goodwill is allocated mainly to ferrous minerals and base metals segments in the amount of US$1,841 and US$1,812 in December 31, 2018 and US$2,157 and US$1,953 in December 31, 2017, respectively.

(ii)   Cash outflows.

Schedule of Investment in associates and joint ventures, intangible, property, plant and equipment by geographical area and net operating revenue by geographic area

	December 31, 2018				December 31, 2017
	Investments in		Property,		Investments in		Property,
	associates and		plant and		associates and		plant and
	joint ventures	Intangible	equipment	Total	joint ventures	Intangible	equipment	Total
Brazil	2,604	5,875	29,226	37,705	2,993	6,231	34,209	43,433
Canada	—	1,956	9,905	11,861	—	2,118	10,967	13,085
Americas, except Brazil and Canada	247	—	—	247	200	—	—	200
Europe	—	—	366	366	—	—	394	394
Indonesia	—	1	2,776	2,777	—	—	2,787	2,787
Asia, except Indonesia	374	—	1,025	1,399	375	—	1,100	1,475
Australia	—	—	—	—	—	—	45	45
New Caledonia	—	—	2,796	2,796	—	—	2,965	2,965
Mozambique	—	130	1,459	1,589	—	143	1,532	1,675
Oman	—	—	829	829	—	1	868	869
Other regions	—	—	3	3	—	—	11	11
Total	3,225	7,962	48,385	59,572	3,568	8,493	54,878	66,939

e) Net operating revenue by geographic area

	Year ended December 31, 2018
	Ferrous
	minerals	Coal	Base metals	Others	Total
Americas, except United States and Brazil	820	—	658	—	1,478
United States of America	388	—	952	13	1,353
Germany	1,130	—	523	—	1,653
Europe, except Germany	2,218	436	1,800	—	4,454
Middle East/Africa/Oceania	2,562	151	25	—	2,738
Japan	2,072	163	508	—	2,743
China	14,381	—	861	—	15,242
Asia, except Japan and China	1,798	767	1,101	—	3,666
Brazil	2,564	126	275	283	3,248
Net operating revenue	27,933	1,643	6,703	296	36,575

	Year ended December 31, 2017
	Ferrous
	minerals	Coal	Base metals	Others	Total
Americas, except United States and Brazil	593	—	1,009	70	1,672
United States of America	355	—	872	83	1,310
Germany	1,097	—	292	—	1,389
Europe, except Germany	1,721	396	1,985	11	4,113
Middle East/Africa/Oceania	1,768	171	13	—	1,952
Japan	1,927	130	399	—	2,456
China	13,442	—	576	—	14,018
Asia, except Japan and China	1,332	711	1,539	—	3,582
Brazil	2,894	159	186	236	3,475
Net operating revenue	25,129	1,567	6,871	400	33,967

	Year ended December 31, 2016
	Ferrous
	minerals	Coal	Base metals	Others	Total
Americas, except United States and Brazil	334	20	1,172	—	1,526
United States of America	232	—	749	24	1,005
Germany	1,077	—	302	—	1,379
Europe, except Germany	1,482	218	1,552	17	3,269
Middle East/Africa/Oceania	1,252	95	20	—	1,367
Japan	1,292	121	328	—	1,741
China	11,985	63	699	—	12,747
Asia, except Japan and China	912	305	1,173	—	2,390
Brazil	1,785	17	144	118	2,064
Net operating revenue	20,351	839	6,139	159	27,488